Equity and Distributions (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 WHT [Member]	Dec. 31, 2009 WHT [Member]	Dec. 31, 2012 Previous Owners [Member]	Dec. 31, 2011 Previous Owners [Member]	Dec. 31, 2010 Previous Owners [Member]	Dec. 31, 2012 Previous Owners [Member] Tanos [Member]	Dec. 31, 2011 Previous Owners [Member] Tanos [Member]	Dec. 31, 2010 Previous Owners [Member] Tanos [Member]	Dec. 31, 2012 Previous Owners [Member] REO [Member]	Dec. 31, 2011 Previous Owners [Member] REO [Member]	Dec. 31, 2010 Previous Owners [Member] REO [Member]	Dec. 31, 2012 Previous Owners [Member] WHT [Member]	Dec. 31, 2011 Previous Owners [Member] WHT [Member]	Dec. 31, 2012 Previous Owners [Member] Cinco Group [Member]	Dec. 31, 2011 Previous Owners [Member] Cinco Group [Member]	Dec. 31, 2010 Previous Owners [Member] Cinco Group [Member]
Summary of previous owner equity transactions
Beginning Balance	$ 742,901	$ 380,932	$ 223,606			$ 434,576	$ 269,828	$ 146,513	$ 50,853	$ 43,313	$ 28,457	$ 72,755	$ 100,925	$ 89,375	$ 99,524		$ 211,444	$ 125,590	$ 28,681
Net income (loss)	46,518	148,790	3,030			46,293	66,604	14,355	1,000	3,621	3,670	28,691	31,816	9,304	8,369	18,703	8,233	12,464	1,381
Contributions	64,803	210,807	159,906			64,597	161,503	114,570		3,919	11,186		5,010	6,631		77,641	64,597	74,933	96,753
Contribution of oil and gas properties	6,893					6,893											6,893
Net book value of net assets acquired by Partnership						(144,335)			(50,639)			(93,696)
Contribution related to sale of assets to NGP affiliate	40,138					40,138											40,138
Net book value of net assets acquired by NGP affiliate	(33,859)					(33,859)											(33,859)
Distributions	(64,001)	(66,577)	(5,610)			(29,517)	(66,577)	(5,610)	(1,214)			(7,750)	(64,996)	(4,385)			(20,553)	(1,581)	(1,225)
Other						(92)	38										(92)	38
Net assets retained by predecessor		(14,205)					3,180									3,180
Ending Balance	$ 711,765	$ 742,901	$ 380,932			$ 384,694	$ 434,576	$ 269,828		$ 50,853	$ 43,313		$ 72,755	$ 100,925	$ 107,893	$ 99,524	$ 276,801	$ 211,444	$ 125,590